Document and Entity Information	Jan. 27, 2020
Cover [Abstract]
Entity Registrant Name	GENTHERM Inc
Amendment Flag	true
Entity Central Index Key	0000903129
Document Type	8-K/A
Document Period End Date	Jan. 27, 2020
Entity Incorporation, State or Country Code	MI
Entity File Number	0-21810
Entity Tax Identification Number	95-4318554
Entity Address, Address Line One	21680 Haggerty Road
Entity Address, City or Town	Northville
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48167
City Area Code	(248)
Local Phone Number	504-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	THRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K that was filed with the Securities and Exchange Commission (the “SEC”) on January 31, 2020 (the “Original Form 8-K”) by Gentherm Incorporated (the “Company”) regarding the engagement of Ernst & Young LLP (“EY”) as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2020 (“fiscal 2020”) following the completion of the audit services provided by Grant Thornton LLP (“GT”) for the fiscal year ending December 31, 2019 and the filing of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019 (the “2019 Form 10-K”) with the SEC on February 20, 2020 (the “Effective Date”).